Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3 TO FORM S-4
Document Period End Date	Mar. 31, 2015
Trading Symbol	TRGT
Entity Registrant Name	TARGACEPT INC
Entity Central Index Key	0001124105
Entity Filer Category	Accelerated Filer